Short and Long -Term Investments (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of short and long term investments [Abstract]
Short and long term investments

		December 31,
Description	Effective interest rate p.a.	2020	2019

Exclusive investment funds	1.2%	62,972	40,766
Investment funds	0.7%	28,847	21,243
TAP Bonds	6.7%	854,462	1,236,828
Other investments	—	—	160,871
		946,281	1,459,708

Current		91,819	62,009
Non-current		854,462	1,397,699